Derivative Instruments	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 14 - Derivative Instruments

Note 14 - Derivative Instruments

As at December 31, 2018		As at December 31, 2017
Assets	Liabilities	Assets	Liabilities
$ millions		$ millions

Included in current assets and liabilities:
Foreign currency and interest derivative instruments	13	(16)	1	(3)
Derivative instruments on energy and marine transport	-	(5)	4	-

	13	(21)	5	(3)

Included in non-current assets and liabilities:
Foreign currency and interest derivative instruments	15	-	64	(3)